Note 6 - Convertible Notes Payable (Tables)	9 Months Ended
Sep. 30, 2024
Notes Tables
Convertible Debt [Table Text Block]
	Issuance Date	Original Issuance Amount	Maturity Date	Interest Rate	Fair Value as of September 30, 2024
Note 1	6/4/2024	$5,000,000	6/6/2027	SOFR + 2%	$5,348,754
Note 2	6/26/2024	2,500,000	6/6/2027	SOFR + 2%	2,662,842
Note 3	6/26/2024	2,500,000	6/6/2027	SOFR + 2%	2,662,842
Note 4	7/17/2024	50,000	6/6/2027	SOFR + 2%	53,037
Note 5	7/17/2024	50,000	6/6/2027	SOFR + 2%	53,036
Note 6	7/19/2024	20,000	6/6/2027	SOFR + 2%	159,047
Note 7	7/19/2024	143,000	6/6/2027	SOFR + 2%	151,624
Note 8	7/19/2024	100,000	6/6/2027	SOFR + 2%	106,031
Note 9	7/19/2024	70,000	6/6/2027	SOFR + 2%	74,222
Note 10	7/19/2024	150,000	6/6/2027	SOFR + 2%	21,206
Note 11	7/22/2024	700,000	6/6/2027	SOFR + 2%	741,776
Note 12	7/22/2024	500,000	6/6/2027	SOFR + 2%	529,840
Note 13	7/22/2024	150,000	6/6/2027	SOFR + 2%	158,952
Note 14	8/20/2024	500,000	6/6/2027	SOFR + 2%	526,791
		$12,433,000			$13,250,000